SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                                VARIABLE SEPARATE ACCOUNT
                              Supplement to the Prospectus
                     POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2011


                          FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                FS VARIABLE SEPARATE ACCOUNT
                                Supplement to the Prospectus
                     POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2011


     References to contracts issued prior to June 20, 2011 are hereby changed to July 18, 2011 in the following sections of the prospectus:

*	the contract maintenance fee appearing in Footnote 3 of the FEE
    TABLE and in the third paragraph under the CONTRACT MAINTENANCE
    FEE sub-section of the prospectus;

*	the free withdrawal amount calculation appearing in the seventh paragraph under the FREE WITHDRAWAL AMOUNT sub-section and in the appendix titled FREE WITHDRAWAL AMOUNT FOR CONTRACTS ISSUED PRIOR TO JUNE 20, 2011.


















Dated:  June 20, 2011





                      Please keep this Supplement with your Prospectus.